GENERAL - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 storage_unit carrier	Dec. 31, 2016 storage_unit carrier
FSRUs
Ownership interests:
Number of vessels in original partnership interest | storage_unit	6	6
LNG Carriers
Ownership interests:
Number of vessels in original partnership interest | carrier	4	4
Golar
Ownership interests:
Ownership interest	30.40%	32.50%
Golar GP LLC
Ownership interests:
General Partners ownership interest	2.00%
Incentive Distribution Rights | Golar GP LLC
Ownership interests:
Ownership of incentive distribution rights (IDRs)	100.00%